NOTE 3. NEW ACCOUNTING PRONOUNCEMENTS (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 3. NEW ACCOUNTING PRONOUNCEMENTS

3. NEW ACCOUNTING PRONOUNCEMENTS

The Financial Accounting Standards Board (“FASB”) periodically issues new accounting standards in a continuing effort to improve standards of financial accounting and reporting. The Company has reviewed the recently issued pronouncements and concluded that there are no new accounting standards are significant or require disclosure by the Company.